Debt - Summary of Debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Short-term debt:
Short term document payable		$ 112,142	$ 70,373
Supplier finance arrangement	[1],[2]	449,850	338,336
Santander credit line	[3]	182,145	82,527
Total of short-term debt		744,137	491,236
Long-term debt:
Long term document payable		127,602	95,453
Promissory Notes		449,716	445,281
Total of long-term debt		577,318	540,734
Total debt:		$ 1,321,455	$ 1,031,970

[1]	According to the Agreement with Santander, the Company’s liability to Santander related to the accounts payable factored by its suppliers is allowed to be for an aggregate amount of up to Ps.350,000. On December 4, 2023, the Company agreed with Santander to increase the aggregate amount to Ps.500,000. As of December 31, 2023 and 2022, the Company had Ps.284,080 and Ps.11,664, respectively, available under the Agreement with Santander.
[2]	According to the HSBC Agreement, the Company's liability to HSBC related to the supplier finance arrangement and the credit line is for a combined aggregate amount of Ps.450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, the Company had an outstanding balance related to the supplier finance arrangement and, consequently, the Company had a total available amount of Ps.216,070.
[3]	As of December 31, 2022, the Company’s liability to Santander related to the credit line in an aggregate amount of up to Ps.100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps.300,000. As of December 31, 2023 and 2022, the Company had an available credit line amount pending to be withdrawn of Ps.117,855 and Ps.17,473, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement with Santander for an amount of up to Ps.200,000. As of December 31, 2023, the Company had not used this credit line.